Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Principal	¥ 8,161,394	$ 1,118,106	¥ 10,801,658
Less: unamortized discount and debt issuance costs	(431,636)	(59,134)	(144,778)
Net carrying amount	¥ 8,593,030	$ 1,177,240	¥ 10,946,436